Intangible and Other Non-current Assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Intangible and Other Non-current Assets
20	INTANGIBLE AND OTHER NON-CURRENT ASSETS

	December 31, 2019			December 31, 2018
	Cost	Accumulated amortization, including impairment losses	Net	Cost	Accumulated amortization, including impairment losses	Net
	RMB	RMB	RMB	RMB	RMB	RMB
Patents and technical know-how	7,782	(6,370)	1,412	7,674	(6,016)	1,658
Computer software	12,356	(9,116)	3,240	11,746	(8,637)	3,109
Goodwill (i)	46,555	(3,747)	42,808	46,020	(3,747)	42,273
Other	23,880	(8,949)	14,931	21,526	(8,035)	13,491

Intangible assets	90,573	(28,182)	62,391	86,966	(26,435)	60,531

Other assets			38,272			37,778

			100,663			98,309

(i)
Goodwill primarily relates to the acquisition of PetroChina United Pipelines Co., Ltd. (“Pipeline Goodwill”) completed in 2015 with carrying amount of RMB 34,285 as at December 31,2019. The impairment test of the Pipeline Goodwill is performed associated with the cash-generating unit of West-East Gas Pipeline. The recoverable amount is determined according to the higher of the cash-generating unit’s fair value less the net amount of disposal expense and the cash-generating unit’s expected present value of future cash flows. The cash flow projection used in the impairment test is based on management’s estimation and judgment of the parameters such as transportation volume, transportation price and operating costs of the West-East Gas Pipeline, and the post-tax
discount rate of 7.2% (2018: 8.9%
, 2017: 8.9%
) reflecting the specific risks relating to the cash-generating unit.

Based on the result of impairment test, no impairment loss was charged for the Pipeline Goodwill for the year ended December 31, 2019 (2018: nil
, 2017: RMB 3,709
).

For impairment test of the remaining goodwills, the
post-tax
discount rates ranged 6.5% to 10.5% (2018: 9.1
% to 11.0%, 2017: 9.2% to
10.5%) were used by management, and no impairment loss was charged for the year ended December 31, 2019 (2018: RMB 38
, 2017:
RMB nil)
.